Document and Entity Information (USD $)	12 Months Ended
	Jun. 27, 2012	Aug. 13, 2012	Dec. 28, 2011
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	EAT
Entity Registrant Name	BRINKER INTERNATIONAL INC
Entity Central Index Key	0000703351
Current Fiscal Year End Date	--06-27
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		73,925,390
Entity Public Float			$ 1,951,880,856